TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES
TRADE RECEIVABLES

NOTE 5 – TRADE RECEIVABLES

	As of December 31,
Current Trade receivables	2021	2020
Ordinary receivables	32,163	43,524
Contractual asset IFRS 15	4	69
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	182	249
Allowance for doubtful accounts	(9,795)	(15,230)
	22,554	28,612
Non-current trade receivables
Ordinary receivables	66	80
Contractual asset IFRS 15	6	9
	72	89
Total trade receivables, net	22,626	28,701

Movements in the allowance for current doubtful accounts are as follows:

	Years ended December 31,
	2021	2020
At the beginning of the fiscal year	(15,230)	(9,863)
Additions - Bad debt expenses	(7,983)	(16,309)
Uses and Currency translation adjustments (includes RECPAM) (1)	13,418	10,942
At the end of the year	(9,795)	(15,230)

(1)	Includes uses for $8,250 and $6,522 in 2021 and 2020, respectively.